Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities
Schedule of changes during the period for other liabilities

		Knight
	Contingent	royalty
	consideration	payable	Total
	$	$	$

As at January 1, 2018	921	14	935
Amounts paid	(77)	(12)	(89)
Change in fair value (note 15)	(623)	—	(623)
Accretion recovery (note 15)	—	(2)	(2)
As at December 31, 2019	221	—	221
Amounts paid	(212)	—	(212)
Change in fair value	90	—	90
As at December 31, 2020	99	—	99
Less: Current portion	99	—	99
Long-term portion	—	—	—